Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Text Block]
The following table summarizes the classification and carrying values of the Company’s financial instruments at December 31, 2018, 2017 and January 1, 2017:

December 31, 2018	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total
Financial assets
Cash and cash equivalents	$6,154	$-	$-	$6,154
Investments	912	-	-	912
Deposits	-	12	-	12
Total financial assets	$7,066	$12	$-	$7,078

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$346	$346
Loan payable	-	-	8,380	8,380
Total financial liabilities	$-	$-	$8,726	$8,726

December 31, 2017	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total
Financial assets
Cash and cash equivalents	$7,068	$-	$-	$7,068
Receivables	-	263	-	263
Deposits	-	12	-	12
Total financial assets	$7,068	$275	$-	$7,343

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$247	$247
Loan payable	-	-	7,841	7,841
Total financial liabilities	$-	$-	$8,088	$8,088

January 1, 2017	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total
Financial assets
Cash and cash equivalents	$13,391	$-	$-	$13,391
Receivables	-	35	-	35
Deposits	-	490	-	490
Total financial assets	$13,391	$525	$-	$13,916

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$455	$455
Loan payable	-	-	7,334	7,334
Total financial liabilities	$-	$-	$7,789	$7,789

Schedule Of Detailed Informatiion Of Foreign Exchange Risk [Text Block]
The Company is exposed to foreign exchange risk through the following assets and liabilities:

	December 31, 2018	December 31, 2017	January 1, 2017
Cash and cash equivalents	$6,154	$7,068	$13,391
Investments	912	-	-
Receivables	-	263	35
Accounts payable and accrued liabilities	(346)	(247)	(455)
	$6,720	$7,084	$12,971